Motley Fool Momentum Factor ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace & Defense - 11.6%
AeroVironment, Inc. (a)	28	$ 5,803
ATI, Inc. (a)	385	67,437
HEICO Corp.	87	30,292
Hexcel Corp.	100	8,979
Howmet Aerospace, Inc.	781	201,693
Huntington Ingalls Industries, Inc.	72	22,188
Kratos Defense & Security Solutions, Inc. (a)	463	29,692
L3Harris Technologies, Inc.	288	90,772
Lockheed Martin Corp.	218	115,638
Moog, Inc. - Class A	55	19,798
Northrop Grumman Corp.	165	93,007
Rocket Lab Corp. (a)	1,662	238,464
RTX Corp.	2,183	392,198
Textron, Inc.	163	14,957
		1,330,918

Air Freight & Logistics - 1.9%
CH Robinson Worldwide, Inc.	235	41,983
FedEx Corp.	413	170,053
GXO Logistics, Inc. (a)	128	6,414
		218,450

Automobile Components - 0.2%
BorgWarner, Inc.	284	20,397
Phinia, Inc.	41	3,168
XPEL, Inc. (a)	10	457
		24,022

Automobiles - 4.4%
Tesla, Inc. (a)	1,151	501,594

Banks - 0.4%
Axos Financial, Inc. (a)	35	3,042
Truist Financial Corp.	922	44,449
		47,491

Beverages - 0.6%
Monster Beverage Corp. (a)	781	68,790

Biotechnology - 4.5%
Amgen, Inc.	506	170,416
AnaptysBio, Inc. (a)	86	4,788
Biogen, Inc. (a)	153	29,988
Bridgebio Pharma, Inc. (a)	365	24,185
Cullinan Therapeutics, Inc. (a)	57	937
Emergent BioSolutions, Inc. (a)	62	565
Exelixis, Inc. (a)	163	8,228
First Tracks Biotherapeutics, Inc. (a)	95	1,516
Gilead Sciences, Inc.	1,658	222,885
Incyte Corp. (a)	217	20,993
Kymera Therapeutics, Inc. (a)	205	16,691

Moderna, Inc. (a)	379	17,885
		519,077

Capital Markets - 2.7%
Affiliated Managers Group, Inc.	19	5,754
Cboe Global Markets, Inc.	60	20,014
Goldman Sachs Group, Inc.	244	250,237
Interactive Brokers Group, Inc. - Class A	315	27,395
		303,400

Chemicals - 0.1%
Perimeter Solutions, Inc. (a)	253	8,167

Communications Equipment - 3.0%
Arista Networks, Inc. (a)	1,520	242,394
Ubiquiti, Inc.	175	102,176
		344,570

Construction & Engineering - 3.8%
Comfort Systems USA, Inc.	114	208,416
EMCOR Group, Inc.	82	67,799
MasTec, Inc. (a)	205	77,566
Sterling Infrastructure, Inc. (a)	95	81,780
		435,561

Consumer Finance - 0.0% (b)
Bread Financial Holdings, Inc.	35	3,117

Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores, Inc.	38	29,151
Sysco Corp.	305	23,122
United Natural Foods, Inc. (a)	74	3,800
		56,073

Diversified Telecommunication Services - 0.8%
AST SpaceMobile, Inc. (a)	782	88,687

Electronic Equipment, Instruments & Components - 6.6%
Cognex Corp.	240	15,804
Coherent Corp. (a)	650	234,955
Corning, Inc.	2,737	495,835
IPG Photonics Corp. (a)	84	9,620
		756,214

Food Products - 0.1%
Darling Ingredients, Inc. (a)	125	7,388

Ground Transportation - 0.7%
Norfolk Southern Corp.	151	46,049
XPO, Inc. (a)	150	32,137
		78,186

Health Care Equipment & Supplies - 0.1%
Globus Medical, Inc. - Class A (a)	74	6,059
iRadimed Corp.	11	997
		7,056

Health Care Providers & Services - 1.4%
Guardant Health, Inc. (a)	226	29,310
HCA Healthcare, Inc.	176	66,623
McKesson Corp.	79	58,653
		154,586

Health Care REITs - 0.2%
Ventas, Inc.	331	27,943

Hotels, Restaurants & Leisure - 0.6%
Hyatt Hotels Corp. - Class A	55	9,975
Lindblad Expeditions Holdings, Inc. (a)	67	1,538
Marriott International, Inc. - Class A	164	61,598
		73,111

Household Durables - 0.1%
TopBuild Corp. (a)	17	7,097

Household Products - 0.0% (b)
Spectrum Brands Holdings, Inc.	13	1,023

Insurance - 0.0% (b)
Lemonade, Inc. (a)	65	3,770

Interactive Media & Services - 4.8%
Alphabet, Inc. - Class C	1,462	550,341

Leisure Products - 0.1%
Hasbro, Inc.	142	12,236

Machinery - 2.2%
Blue Bird Corp. (a)	25	1,694
Cummins, Inc.	250	161,658
Oshkosh Corp.	87	11,310
RBC Bearings, Inc. (a)	39	22,306
Toro Co.	76	6,831
Westinghouse Air Brake Technologies Corp.	177	46,225
		250,024

Media - 0.1%
New York Times Co. - Class A	108	8,123

Metals & Mining - 0.1%
MP Materials Corp. (a)	260	16,822

Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	2,075	378,604
EQT Corp.	571	31,365
Exxon Mobil Corp.	2,636	382,905
Kinder Morgan, Inc.	2,294	71,298
		864,172

Pharmaceuticals - 5.3%
Axsome Therapeutics, Inc. (a)	59	13,834

Bristol-Myers Squibb Co.	1,460		83,483
Eli Lilly & Co.	458		506,090
			603,407

Semiconductors & Semiconductor Equipment - 34.6% (c)
Advanced Micro Devices, Inc. (a)	2,142		1,105,486
Broadcom, Inc.	1,337		597,332
Cirrus Logic, Inc. (a)	64		10,877
First Solar, Inc. (a)	103		31,599
Intel Corp. (a)	9,277		1,063,886
Lam Research Corp.	1,845		587,042
NVIDIA Corp.	2,445		516,237
SiTime Corp. (a)	62		44,033
			3,956,492

Specialty Retail - 0.6%
Five Below, Inc. (a)	125		28,420
Ulta Beauty, Inc. (a)	29		14,757
Wayfair, Inc. - Class A (a)	119		8,599
Williams-Sonoma, Inc.	69		14,046
			65,822

Textiles, Apparel & Luxury Goods - 0.0% (b)
Under Armour, Inc. - Class A (a)	246		1,444
TOTAL COMMON STOCKS (Cost $9,435,885)			11,395,174

TOTAL INVESTMENTS - 99.6% (Cost $9,435,885)			11,395,174
Other Assets in Excess of Liabilities - 0.4%		0.00437	50,036
TOTAL NET ASSETS - 100.0%			$ 11,445,210

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Motley Fool Momentum Factor ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 11,395,174	$ –	$ –	$ 11,395,174
Total Investments	$ 11,395,174	$ –	$ –	$ 11,395,174

Refer to the Schedule of Investments for further disaggregation of investment categories.